Note 31 - Financial Instruments - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Carrying amount	$ 5,146	$ 3,649
Zimbabwean operations [member]
Statement Line Items [Line Items]
Carrying amount	3,123	3,639
Jersey, Channel Islands [member]
Statement Line Items [Line Items]
Carrying amount	2,003
Other [member]
Statement Line Items [Line Items]
Carrying amount	$ 20	$ 10